SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of summary of significant accounting policies [abstract]
Schedule of Main Exchange Rates Used for Preparation of Financial Statements	The following table summarizes the main exchange rates used for the preparation of the Consolidated Financial Statements:

		Average rates			Closing rates
Foreign exchange rate for 1 Euro		Year ended December 31,			At December 31,
		2022	2021	2020	2022	2021	2020
U.S. Dollars	USD	1.0507	1.1821	1.1405	1.0666	1.1326	1.2271
Swiss Francs	CHF	1.0038	1.0808	1.0704	0.9847	1.0331	1.0802
Czech Koruna	CZK	24.5633	25.6366	26.4337	24.1160	24.8580	26.2420